UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04491
Van Kampen Limited Duration Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 23.6%
	Automotive 0.1%
$125	PACCAR, Inc.	6.375%	02/15/12	$129,608

	Banking 3.4%
360	Bank of America Corp.	4.875	09/15/12	325,161
205	Credit Suisse USA, Inc.	6.125	11/15/11	208,916
430	Credit Suisse USA, Inc.	6.500	01/15/12	439,609
925	JPMorgan Chase & Co.	4.750	05/01/13	897,438
450	JPMorgan Chase & Co.	6.750	02/01/11	458,922
330	Mellon Funding Corp.	6.400	05/14/11	333,128
370	Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625	11/03/09	366,592
395	Sovereign Bancorp (a)	1.456	03/23/10	360,927
265	Wachovia Corp.	5.350	03/15/11	257,428

				3,648,121

	Brokerage 1.8%
320	Citigroup, Inc.	4.625	08/03/10	300,295
345	Citigroup, Inc.	5.300	10/17/12	304,322
825	Goldman Sachs Group, Inc.	5.450	11/01/12	794,689
285	Goldman Sachs Group, Inc.	6.875	01/15/11	288,125
350	Merrill Lynch & Co., Inc.	5.450	02/05/13	287,152

				1,974,583

	Communications 0.5%
505	France Telecom SA (France)	7.750	03/01/11	541,092

	Consumer Products 0.4%
400	Clorox Co.	4.200	01/15/10	402,849

	Distributors 0.4%
385	Sempra Energy	4.750	05/15/09	385,402

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Diversified Manufacturing 0.4%
$350	Honeywell International, Inc.	6.125%	11/01/11	$380,943

	Electric 1.8%
420	Detroit Edison Co.	6.125	10/01/10	432,618
565	Entergy Gulf States, Inc. (a)	1.661	12/01/09	553,083
260	NiSource Finance Corp. (a)	1.821	11/23/09	248,103
745	Ohio Power Co., Ser B (a)	1.605	04/05/10	727,850
				1,961,654

	Food & Beverage 1.5%
380	Campbell Soup Co.	6.750	02/15/11	410,121
380	Coca-Cola Enterprises, Inc.	3.750	03/01/12	388,045
380	ConAgra Foods, Inc.	6.750	09/15/11	402,076
465	Kraft Foods, Inc.	4.125	11/12/09	469,953
				1,670,195

	Health Care 0.2%
225	UnitedHealth Group, Inc.	4.125	08/15/09	225,231

	Independent Energy 0.4%
465	Devon Financing Corp., ULC (Canada)	6.875	09/30/11	486,572

	Integrated Energy 1.3%
500	BP Capital Markets PLC (United Kingdom)	3.125	03/10/12	502,408
320	Chevron Corp.	3.950	03/03/14	328,996
500	ConocoPhillips	8.750	05/25/10	534,877
				1,366,281

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Life Insurance 1.2%
$555	Met Life Global Funding I (b)	4.625%	08/19/10	$540,612
355	Monumental Global Funding II (b)	4.375	07/30/09	353,780
430	Principal Life Income Funding Trusts	5.150	06/17/11	403,124

				1,297,516

	Media-Cable 1.0%
525	Comcast Cable Communications, Inc.	7.125	06/15/13	546,912
170	Time Warner, Inc. (a)	1.461	11/13/09	166,851
375	Time Warner, Inc.	6.875	05/01/12	381,937

				1,095,700

	Media-Noncable 0.4%
165	Viacom, Inc. (a)	1.669	06/16/09	163,867
300	Viacom, Inc.	5.750	04/30/11	292,388

				456,255

	Noncaptive-Consumer Finance 0.6%
790	HSBC Finance Corp.	6.750	05/15/11	704,471

	Noncaptive-Diversified Finance 0.9%
1,045	General Electric Capital Corp.	5.450	01/15/13	1,007,190

	Pharmaceuticals 1.6%
165	Amgen, Inc.	4.000	11/18/09	167,136
345	Baxter International, Inc.	4.000	03/01/14	351,072
265	Eli Lilly & Co.	3.550	03/06/12	270,931
430	Hospira, Inc. (a)	1.711	03/30/10	401,157
540	Pfizer, Inc.	4.450	03/15/12	555,044

				1,745,340

	Pipelines 0.2%
200	Enterprise Products Operating, LP	7.500	02/01/11	203,377

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Property and Casualty Insurance 0.3%
$295	Berkshire Hathaway Finance Corp. (b)(c)	4.000%	04/15/12	$294,754

	Restaurants 0.2%
230	Yum! Brands, Inc.	8.875	04/15/11	245,499

	Retailers 0.6%
385	CVS Corp.	4.000	09/15/09	385,511
270	Home Depot, Inc. (a)	1.445	12/16/09	264,940

				650,451

	Services 0.2%
260	FedEx Corp.	5.500	08/15/09	262,116

	Supermarkets 0.2%
260	Safeway, Inc.	7.500	09/15/09	265,180

	Technology 1.0%
415	Hewlett-Packard Co. (a)	1.371	03/01/12	396,401
275	International Business Machines Corp.	4.750	11/29/12	291,720
420	Oracle Corp.	5.000	01/15/11	440,513

				1,128,634

	Wireline 3.0%
640	AT&T, Inc. (a)	1.333	02/05/10	638,398
615	BellSouth Corp.	6.000	10/15/11	640,085
200	British Telecommunications PLC (United Kingdom)	8.625	12/15/10	208,227
475	Telecom Italia Capital (Luxembourg)	4.875	10/01/10	464,940
310	Telefonica Europe BV (Netherlands)	7.750	09/15/10	323,832
905	Verizon Global Funding Corp.	7.375	09/01/12	978,859

				3,254,341

	Total Corporate Bonds 23.6%			25,783,355

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Agency Bonds 34.9%
	Banking — FDIC Guaranteed 29.5%
$2,000	Bank of America Corp.	2.100%	04/30/12	$2,005,550
2,850	Bank of America Corp.	3.125	06/15/12	2,950,705
2,945	Citigroup, Inc.	2.125	04/30/12	2,957,110
4,765	Goldman Sachs Group, Inc.	3.250	06/15/12	4,977,404
4,140	JPMorgan Chase & Co.	3.125	12/01/11	4,292,108
4,980	KeyBank NA	3.200	06/15/12	5,173,802
2,920	PNC Funding Corp.	2.300	06/22/12	2,950,400
5,290	State Street Bank and Trust Co.	1.850	03/15/11	5,318,455
1,480	Wells Fargo & Co.	3.000	12/09/11	1,531,152

				32,156,686

	Consumer Finance — FDIC Guaranteed 2.7%
2,870	John Deere Capital Corp.	2.875	06/19/12	2,945,682

	Noncaptive-Diversified Finance — FDIC Guaranteed 2.7%
2,930	General Electric Capital Corp.	2.200	06/08/12	2,951,175

	Total Agency Bonds 34.9%			38,053,543

	United States Government Agency Obligations 19.2%
1,112	Federal Home Loan Mortgage Corp.	4.875	06/13/18	1,235,470
690	Federal Home Loan Mortgage Corp.	5.000	04/18/17	754,894
660	Federal Home Loan Mortgage Corp.	5.125	11/17/17	737,638
5,200	Federal National Mortgage Association	*	05/18/09	5,199,017
5,400	Federal National Mortgage Association	1.750	03/23/11	5,437,384
6,950	Federal National Mortgage Association	4.375	03/15/13	7,539,763

	Total United States Government Agency Obligations 19.2%			20,904,166

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities 9.4%
$456	Capital Auto Receivables Asset Trust, Class A3A	5.020%	09/15/11	$457,177
957	Capital Auto Receivables Asset Trust, Class A3A	5.380	07/15/10	937,988
575	CNH Equipment Trust, Class A	5.400	10/17/11	583,800
625	CNH Equipment Trust, Class A1	1.850	04/15/10	625,000
18	Countrywide Home Loan Mortgage Trust, Class AF (d)	4.367	06/25/35	17,791
1,050	Daimler Chrysler Auto Trust, Class A3A	5.000	02/08/12	1,014,963
925	Ford Credit Auto Owner Trust	3.240	08/15/11	926,336
260	Ford Credit Auto Owner Trust, Class A	4.360	06/15/10	260,488
1,200	Ford Credit Auto Owner Trust, Class A3A	5.400	08/15/11	1,193,202
454	Hyundai Auto Receivables Trust, Class A3A	5.040	01/17/12	461,878
850	Nissan Auto Receivables Owner Trust	2.940	07/15/11	849,915
725	Nissan Auto Receivables Owner Trust	3.890	08/15/11	732,006
900	Nissan Auto Receivables Owner Trust, Class A3	5.030	05/16/11	914,354
213	TXU Electric Delivery Transition Bond Co., LLC, Class A	3.520	11/15/11	213,798
435	USAA Auto Owner Trust, Class A	4.900	02/15/12	439,765

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon		Maturity	Value

	Asset Backed Securities (continued)
$600	USAA Auto Owner Trust, Class A3, Ser 2008	4.160%		04/16/12	$604,786

	Total Asset Backed Securities 9.4%				10,233,247

	United States Treasury Obligations 6.6%
3,280	United States Treasury (STRIPS)		*	11/15/19	2,301,563
1,485	United States Treasury (STRIPS)		*	11/15/20	982,713
1,110	United States Treasury (STRIPS)		*	05/15/21	718,706
3,350	United States Treasury (STRIPS)		*	11/15/21	2,121,304
339	United States Treasury Notes	2.750		02/15/19	340,960
620	United States Treasury Notes	4.750		08/15/17	725,401

	Total United States Treasury Obligations 6.6%				7,190,647

	Mortgage Backed Securities 2.3%
3	Federal Home Loan Mortgage Corp.	6.500		01/01/33	3,543
26	Federal Home Loan Mortgage Corp.	7.500		04/01/30 to 09/01/32	28,411
975	Federal National Mortgage Association	6.500		11/01/23 to 11/01/33	1,035,742
49	Federal National Mortgage Association	7.000		07/01/26 to 10/01/30	53,484
1,092	Federal National Mortgage Association	7.500		08/01/29 to 08/01/36	1,171,402
26	Federal National Mortgage Association	9.500		03/01/16 to 04/01/20	28,945
11	Government National Mortgage Association	7.500		07/15/28 to 08/15/28	12,060
1	Government National Mortgage Association	9.500		07/15/16 to 06/15/18	688
54	Government National Mortgage Association	10.000		11/15/16 to 01/15/19	59,953

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$11	Government National Mortgage Association	10.500%	02/15/18	$11,800
81	Government National Mortgage Association	11.000	11/15/18	91,793

	Total Mortgage Backed Securities 2.3%			2,497,821

	Collateralized Mortgage Obligations 0.9%
719	Federal Home Loan Mortgage Corp. (REMIC)	7.500	09/15/29	772,103
247	Government National Mortgage Association, Class FC (REMIC) (a)	0.956	09/16/19	242,475

	Total Collateralized Mortgage Obligations 0.9%			1,014,578

	Adjustable Rate Mortgage Backed Securities 0.4%
134	Federal National Mortgage Association	4.416	09/01/19	133,172
240	Federal National Mortgage Association	5.665	04/01/35	244,868

	Total Adjustable Rate Mortgage Backed Securities 0.4%			378,040

	Total Long-Term Investments 97.3%
	(Cost $105,054,822)			106,055,397

Description	Contracts	Expiration Date	Exercise Price	Value

Purchased Options 0.0%
2-Year EuroDollar Midcurve	88	09/11/09	97.750	$56,100

Call, September, 2009 (Cost $68,221)

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Description	Value

Short-Term Investments 4.3%
Repurchase Agreements 2.5%
Banc of America Securities ($146,195 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $146,196)	$146,195
Citigroup Global Markets, Inc. ($1,461,953 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $1,461,959)	1,461,953
Citigroup Global Markets, Inc. ($701,738 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $701,740)	701,738
JPMorgan Chase & Co. ($438,586 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $438,588)	438,586
State Street Bank & Trust Co. ($7,528 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $7,528)	7,528

Total Repurchase Agreements 2.5%	2,756,000

United States Government Agency Obligations 1.8%
United States Treasury Bill ($1,930,000 par, yielding 0.048%, 05/15/09 maturity) (e)	1,929,657

Total Short-Term Investments 4.3% (Cost $4,685,657)	4,685,657

Total Investments 101.6% (Cost $109,808,700)	110,797,154

Liabilities in Excess of Other Assets (1.6%)	(1,768,322)

Written Options 0.0%	(7,150)

Net Assets 100.0%	$109,021,682

Percentage are calculated as a percentages of net asset
The obligations of certain United States government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*	Zero coupon bond

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued
(a)	Floating Rate Coupon

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(d)	Variable Rate Coupon

(e)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
REMIC – Real Estate Mortgage Investment Conduits
STRIPS – Separate Trading of Registered Interest and Principal of Securities
Futures contracts outstanding as of March 31, 2009:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Notes 10-Year Futures, June 2009 (Current Notional Value of $124,078 per contract)	12	$(11,380)

Short Contracts:
EuroDollar 90-Day Futures, June 2011 (Current Notional Value of $244,588 per contract)	3	(246)
EuroDollar 90-Day Futures, September 2011 (Current Notional Value of $244,100 per contract)	3	(263)
EuroDollar 90-Day Futures, December 2011 (Current Notional Value of $243,563 per contract)	3	(270)
EuroDollar 90-Day Futures, March 2012 (Current Notional Value of $243,213 per contract)	3	(300)
U.S. Treasury Bond 30-Year Futures, June 2009 (Current Notional Value of $129,703 per contract)	14	(4,032)
U.S. Treasury Notes 2-Year Futures, June 2009 (Current Notional Value of $217,891 per contract)	100	(85,823)
U.S. Treasury Notes 5-Year Futures, June 2009 (Current Notional Value of $118,766 per contract)	146	(245,883)

Total Short Contracts:	272	(336,817)

Total Futures Contracts	284	$(348,197)

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued
Written options outstanding as of March 31, 2009:

	Exercise	Expiration	Number of	Premiums
Name of Issuer	Price	Date	Contracts	Received	Value
2-Year EuroDollar Midcurve Call September, 2009	$98.50	09/11/09	88	$(10,904)	$(7,150)

Swap agreements outstanding as of March 31, 2009:
   Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Entity*
Barclays Bank PLC	CDX.NA.IG.9	Sell	0.600%	12/20/12	$1,171	$(39,116)	$(82,066)	NR
Goldman Sachs International	CDX.NA.IG.8	Sell	0.350	06/20/12	1,366	(19,407)	(96,677)	NR
Merrill Lynch International	CDX.NA.IG.11	Sell	1.500	12/20/13	2,300	(86,597)	(81,661)	NR

Total Credit Default Swaps					$4,837	$(145,120)	$(260,404)

NR — Not Rated

*	Credit rating as issued by Standard and Poor’s
Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America N.A.	USD-LIBOR BBA	Pay	**	11/15/21	$1,322	$7,477
UBS AG	USD-LIBOR BBA	Pay	**	11/15/19	311	1,915

						9,392

Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/19	1,975	(212,004)
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	**	11/15/21	1,375	(132,859)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/19	875	(86,901)

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

		Pay/
		Receive				Notional
		Floating	Fixed		Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate		Date	(000)	Value
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	*	*	01/15/20	$1,485	$(170,605)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	*	*	05/15/21	1,110	(129,753)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	*	*	11/15/21	1,975	(214,418)
UBS AG	USD-LIBOR BBA	Receive	*	*	11/15/19	430	(40,192)

							(986,732)

Total Interest Rate Swaps							(977,340)

Total Credit Default and Interest Rate Swap Agreements							$(1,237,744)

**	Zero coupon swap. The Fund and/or counterparty will make a net payment on the expiration date.
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued
     The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

	Assets		Liabilities
	Investments in	Other Financial	Other Financial
Valuation Inputs	Securities	Instruments*	Instruments*
Level 1 — Quoted Prices	$56,100	$-0-	$(355,347)
Level 2 — Other Significant Observable Inputs	110,741,054	9,392	(1,247,136)
Level 3 — Significant Unobservable Inputs	-0-	-0-	-0-

Total	$110,797,154	$9,392	$(1,602,483)

*	Other financial instruments include futures, written options and swap contracts.
Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (“FSP FAS 133-1 and FIN 45-4”), effective November 30, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount, to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation/ depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.
The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.
Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. Cash collateral has been offset against open swap contracts under the provisions of FASB Interpretation No. 39 Offsetting of Amounts Related to Certain Contracts an interpretation of APB Opinion No. 10 and FASB Statement No. 105 and are included within “Swap Contracts” on the Statement of Assets and Liabilities. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized loss on swap contracts on the Statement of Operations.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Limited Duration Fund

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	May 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	May 19, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	May 19, 2009